                           TAX-FREE INVESTMENTS TRUST

                         TAX-FREE CASH RESERVE PORTFOLIO

                             (CASH MANAGEMENT CLASS)
                                (CORPORATE CLASS)
                              (INSTITUTIONAL CLASS)
                           (PERSONAL INVESTMENT CLASS)
                           (PRIVATE INVESTMENT CLASS)
                                 (RESERVE CLASS)
                                (RESOURCE CLASS)
                                  (SWEEP CLASS)

                         Supplement dated April 1, 2005
       to the Statement of Additional Information dated February 25, 2005

The following information with respect to Russell C. Burk and J. Philip Ferguson is added under the heading "TRUSTEES AND OFFICERS - OTHER OFFICERS" in Appendix B in the Statement of Additional Information:

 "NAME, YEAR OF BIRTH AND POSITION(S)     TRUSTEE      PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS      OTHER TRUSTEESHIP(S)
          HELD WITH THE TRUST             AND/OR                                                          HELD BY TRUSTEE
                                          OFFICER
                                           SINCE
OTHER OFFICERS
---------------------------------------- ----------- ------------------------------------------------ -------------------------

Russell C. Burk(5) - 1958                   2005     Formerly: Director of Compliance and Assistant   N/A
Senior Vice President                                General Counsel, ICON Advisers, Inc.;
                                                     Financial Consultant, Merrill Lynch; General
                                                     Counsel and Director of Compliance, ALPS
                                                     Mutual Funds, Inc.

J. Philip Ferguson(6) - 1945                2005     Senior Vice President and Chief Investment       N/A
Vice President                                       Officer, A I M Advisors Inc.; Director,
                                                     Chairman, Chief Executive Officer, President
                                                     and Chief Investment Officer, A I M Capital
                                                     Management, Inc; Executive Vice President,
                                                     A I M Management Group Inc.

                                                     Formerly:  Senior Vice President, AIM Private
                                                     Asset Management, Inc.; Chief Equity Officer,
                                                     and Senior Investment Officer, A I M Capital
                                                     Management, Inc.; and Managing Partner,
                                                     Beutel, Goodman Capital Management

(5) Mr. Burk was elected Senior Vice President of the Trust effective February 15, 2005.

(6) Mr. Ferguson was elected Vice President of the Trust effective February 24, 2005."



Effective December 31, 2004, Messrs. Sklar and Larsen retired as a Trustee and Vice President, respectively, of the Trust. The information with respect to Messrs. Sklar and Larsen appearing under the heading "TRUSTEES AND OFFICERS - INDEPENDENT TRUSTEES" AND "TRUSTEES AND OFFICERS - OTHER OFFICERS", respectively, in Appendix B in the Statement of Additional Information is hereby removed.


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